Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 18, 2014	Jul. 12, 2013
Debt Instrument - carrying amount	$ 3,949,239	$ 4,410,974
Dividends paid	$ 0	50,281	$ 75,194
6.5% Senior Secured Notes
Debt Instrument, Issuance Date	Sep. 20, 2012
Debt Instrument - carrying amount	$ 459,723	607,742
Debt Instrument, Face Amount	$ 800,000
Senior notes interest rate	6.50%
$1.9 billion Secured Term Loan B Facility
Debt Instrument, Issuance Date	Jul. 12, 2013
Debt Instrument - carrying amount	$ 1,838,250	1,857,250
Debt Instrument, Face Amount	$ 1,900,000				$ 1,800,000
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument, Issuance Date	Jul. 25, 2014
Debt Instrument - carrying amount	$ 1,270,750	1,283,750
Debt Instrument, Face Amount	$ 1,300,000
7.25% Senior Unsecured Notes
Debt Instrument, Issuance Date	Mar. 26, 2014
Debt Instrument - carrying amount	$ 130,974	229,411
Debt Instrument, Face Amount	$ 500,000
Senior notes interest rate	7.25%
9.5% Senior Unsecured Notes
Debt Instrument, Face Amount	$ 500,000
Senior notes interest rate	9.50%
$462 million Senior Secured Credit Facility
Debt Instrument, Issuance Date	Feb. 13, 2015
Debt Instrument - carrying amount	$ 249,542	432,821
Debt instrument description	LIBOR
Ocean Rig UDW Inc
Dividends paid	$ 0	50,281	$ 75,194
Ocean Rig UDW Inc | 6.5% Senior Secured Notes
Debt Instrument - carrying amount	$ 459,723
Ocean Rig UDW Inc | 7.25% Senior Unsecured Notes
Debt Instrument, Issuance Date	Mar. 26, 2014
Debt Instrument, Face Amount	$ 500,000
Senior notes interest rate	7.25%
Ocean Rig UDW Inc | 9.5% Senior Unsecured Notes
Debt Instrument, Issuance Date	Apr. 27, 2011
Debt Instrument, Face Amount	$ 500,000
Senior notes interest rate	9.50%
Ocean Rig UDW Inc | $120.0 million Loan from Affiliate
Debt instrument description	LIBOR
Due From Related Parties Non Current				$ 120,000
Ocean Rig UDW Inc | $462 million Senior Secured Credit Facility
Debt Instrument, Face Amount	$ 462,000
Ocean Rig UDW Inc | Three facilitites
Debt Instrument - carrying amount	3,358,542
Ocean Rig UDW Inc | Dryships Inc. | $1.9 billion Secured Term Loan B Facility
Debt Instrument, Face Amount	1,900,000
Ocean Rig UDW Inc | Dryships Inc. | 1.3 billion Senior Secured Term Loan B Facility
Debt Instrument, Face Amount	$ 1,300,000
Exchange of $120.0 million Exchangeable Promissory Note | Ocean Rig UDW Inc | Dryships Inc.
Debt facility, Amount exchanged		$ 120,000
Treasury Stock, Shares, Acquired		22,222,222